GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, CO 80111

VIA EDGAR

October 1, 2009

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Filing Desk

Re.:	Great-West Life & Annuity Insurance Company (“Great-West”)
	(1)	Varifund Variable Annuity and Varifund Advisor Variable Annuity, Varifund Variable Annuity Account; Registration Statement on Form N-4 (File Nos. 811-5817 and 333-______)
	(2)	Varifund Plus Variable Annuity, Varifund Variable Annuity Account Registration Statement on Form N-4 (File Nos. 811-5817 and 333-______)
	(3)	Trillium Variable Annuity, Trillium Variable Annuity Account; Registration Statement on Form N-4 (File Nos. 811-07350 and 333-_____)
	(4)	Prestige Variable Universal Life Policy, Prestige Variable Life Account Registration Statement on Form N-6 (File Nos. 811-09667 and 333- )

Commissioners:

Electronically transmitted for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is the Prestige Variable Life Account Registration Statement. Procedurally, we are filing this letter via EDGAR four times, once with each of the above-referenced Registration Statements under the 1933 Act.

Accompanying this filing is a request for acceleration signed by Registrant and its principal underwriter requesting acceleration of the effectiveness of the registration statement to October 1, 2009 or as soon before or thereafter as is practicable.

In addition, we are submitting this letter on behalf of Great-West and Canada Life Insurance Company of America (“CLICA”), and the above referenced separate accounts (the "Separate Accounts"), to respond to staff comments on the drafts of certain registration statements on Form N-4 and Form N-6 (the "New Registration Statements") that are being filed with the Commission in connection with the merger of Great-West and CLICA, in which Great-West is the surviving company and the Separate Accounts will be transferred intact to Great-West. The New Registration Statements relate to four variable annuity (“VA”) contracts and one variable universal life insurance

Securities and Exchange Commission

October 1, 2009

(“VUL”) policy (collectively, “Contracts”), which are no longer marketed or sold. A list of the filings covered by this response is attached as Exhibit A. We provided two example filings (for Trillium Variable Annuity Account and Prestige Variable Life Account) to the staff on July 7, 2009. You provided staff comments orally on August 26 and September 22, 2009.

The merger closed at 11:59 p.m. on September 30, 2009. In order to ensure the continuous registration of the Contracts following the merger, Great-West is filing the New Registration Statements today. It is very important to Great-West for the New Registration Statements to be effective on October 1, 2009.

We have set forth staff comments below. Since the drafts have not yet been issued identifying registration numbers, we have identified the applicable filing by Contract name. The following are Great-West’s responses to staff comments.

Comment No. 1

We note that one-third (1/3) of the investment options under the N-4 example filing (Trillium VA) have disappeared since the last post-effective amendment was filed in 2002.  Were these eliminations due to underlying fund mergers, substitutions or liquidations?  What happened to the assets that were allocated to the eliminated funds?

Response

On or about March 22, 2005, the Board of Directors of the Seligman Portfolios, Inc. (the “Seligman Board”) approved the liquidation of the following Seligman portfolios offered through sub-accounts of the Trillium VA:

Seligman Frontier Portfolio

Seligman Global Growth Portfolio

Seligman Global Smaller Companies Portfolio

Seligman High-Yield Bond Portfolio

Seligman Income and Growth Portfolio

Seligman Large-Cap Growth Portfolio (collectively, the “Liquidating Seligman Portfolios”).

As approved by the Seligman Board, the redemption of outstanding shares and liquidation of the Liquidating Seligman Portfolios occurred on May 31, 2005 (the “Redemption Date”). Following notices to contract owners, any assets remaining invested in the sub-accounts of the Liquidating Seligman Portfolios as of the Redemption Date were automatically transferred to the Seligman Cash Management Portfolio sub-account. CLICA notified Trillium VA contract owners of the liquidation of the Liquidating Seligman Portfolios via three prospectus supplements, dated March 22, 2005, May

Securities and Exchange Commission

October 1, 2009

2, 2005 and May 31, 2005, which were filed with the Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”).

Comment No. 2

What is the basis for the procedure followed with regard to the Liquidating Seligman Portfolios under the Trillium VA?

Response

The basis for the procedure followed with regard to the Liquidating Seligman Portfolios is set out in two SEC No-Action Letters: The American Enterprise Life Insurance Company, SEC No-Action Letter (pub. avail. Apr. 30, 2002) and AIG Life Insurance Company, SEC No-Action Letter (pub. avail. Aug. 16, 2001), in which the staff concluded that it would not recommend enforcement action if, in the absence of instructions from investors who were provided notice and an opportunity to reallocate their investments held in a liquidating portfolio, the insurer reinvested proceeds received upon the liquidation of an unaffiliated portfolio (the shares of which were held by separate accounts of the insurer) in shares of a "money market" portfolio without obtaining an order pursuant to Section 26(c) of the Investment Company Act of 1940, as amended. In accordance with the No-Action Letters, therefore, following appropriate notices to contract owners, proceeds from the unaffiliated Liquidating Seligman Portfolios were reinvested in an unaffiliated money market portfolio sub-account.

Comment No. 3

In addition to the Seligman investment options that were liquidated under the Trillium VA, were any other investment options eliminated under the VA contracts or VUL policy since the last CLICA prospectus updates?  If so, what were the circumstances of the elimination -- liquidation, merger, substitution or other?  What happened to the assets in those investment options?

Response

Since CLICA filed the last annual update post-effective amendments in 2003, no investment options were eliminated under the Prestige VUL, Varifund VA or Varifund Plus VA.

Since CLICA filed the last annual update post-effective amendment in 2003 for the Varifund Advisor VA, one investment option was eliminated. In particular, the Seligman Frontier Portfolio was eliminated due to liquidation on May 31, 2005. As the Seligman Frontier Portfolio investment option was available under two CLICA VA contracts, CLICA followed the same procedure outlined above in response to Comment No. 1, except that, upon liquidation, remaining assets under Varifund Advisor VA were transferred to the Profund VP Money Market portfolio sub-account.

Securities and Exchange Commission

October 1, 2009

Comment No. 4

Prospectuses for the Varifund VA and Varifund Advisor VA were filed in the same CLICA registration statement under the 1933 Act. Please explain why this was done.

Response

We understand that CLICA filed the Varifund VA and Varifund Advisor VA prospectuses as part of the same 1933 Act registration statement in accordance with the general guidance set forth in paragraph 4 of the staff’s November 3, 1995 Industry Comment Letter (“Letter”).  In the Letter, the staff provided three examples in which multiple prospectuses may be used in a single registration statement: “(1) the prospectuses describe the same contract that is sold through different distribution channels; (2) the prospectuses describe contracts that differ only with respect to the underlying funds or portfolio investment options offered; and (3) the prospectuses describe both the original and ‘enhanced’ version of the same contract during the period that the insurance company seeks approval for the ‘enhanced’ version from state insurance departments.”

The registration statement for Varifund VA and Varifund Advisor VA is akin to situations one and two described in the Letter.  The Varifund VA and Varifund Advisor VA contracts are substantially similar in all material terms and have the same contract fees and charges. The only differences are the distribution channels and underlying investment options for the contracts.

The Varifund Advisor VA prospectus describes a contract that may be purchased by an individual only through an investment adviser.  The Varifund VA prospectus describes a contract that may be purchased without an investment adviser.  Further, the Varifund Advisor VA contract makes available 51 underlying investment options – including certain Profund VP portfolios that may be purchased only through an investment adviser – whereas the Varifund VA contract makes available 29 underlying investment options.

For the reasons expressed above and for continuity, Great-West plans to continue to register Varifund VA and Varifund Advisor VA under one registration statement and 1933 Act file number.

Comment No. 5

Make the standard “Tandy” representations in EDGAR correspondence.

Securities and Exchange Commission

October 1, 2009

Response

As requested by Mr. Patrick Scott of the Commission’s Office of Insurance Products, each Registrant hereby acknowledges as follows:

•	Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Comments by the Commission staff or changes to the disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•

Registrant may not assert this action as a defense to any action initiated by the Commission or any person under the federal securities laws of the United States, except to the extent otherwise legally permissible.

*     *     *

As previously discussed, Great-West is filing four New Registration Statements for the five Contracts listed in Exhibit A on October 1, 2009, and requests that the staff declare them effective on that date. Great-West appreciates your cooperation in reaching that goal.

Should you have any question or further comment regarding the New Registration Statements or above discussion, please contact Michael Cirelli at (303) 737-1130, Julie Collett at (303) 737-3821 or Ann Furman of Jorden Burt LLP at (202) 965-8130. Thank you for your courtesy in this matter.

Sincerely yours,

/s/ W. Michael Cirelli

W. Michael Cirelli

Counsel

/s/ Julie Collett

Julie Collett

Managing Counsel

cc:	Patrick F. Scott, Esq.
Ann B. Furman, Esq.

Exhibit A

List of Filings

Contract	CLICA Separate Account	1940 Act File No.	CLICA Securities Act File No.
Varifund VA	CLICA Variable Annuity Account 1	811-5817	33-28889
Varifund Advisor VA	CLICA Variable Annuity Account 1	811-5817	33-28889
Varifund Plus VA	CLICA Variable Annuity Account 1	811-5817	333-66564
Trillium VA	CLICA Variable Annuity Account 2	811-07350	33-55890
Prestige VUL	CLICA Variable Life Account 1	811-09667	333-90449